Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202-419-8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

December 1, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 278/293 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of this Amendment is to make certain changes to the name, principal investment strategies, principal risks, non-fundamental investment policies, and subadvisory portfolio management of Nationwide Janus Henderson Overseas Fund (formerly, Nationwide AllianzGl International Growth Fund), a series of the Registrant. In addition, this Amendment reflects certain changes to the principal investment strategies, principal risks, non-fundamental risks and certain other information of the below listed funds, each a series of the Registrant (together with Nationwide Janus Henderson Overseas Fund, the “Funds”)

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Destinations 2025 Fund

Nationwide Destinations 2030 Fund

Nationwide Destinations 2035 Fund

Nationwide Destinations 2040 Fund

Nationwide Destinations 2045 Fund

Nationwide Destinations 2050 Fund

Nationwide Destinations 2055 Fund

Nationwide Destinations 2060 Fund

Nationwide Destinations 2065 Fund

Nationwide Destinations Retirement Fund

A Pennsylvania Limited Liability Partnership

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment does not affect the prospectuses or statements of additional information of any of the Registrant’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Peter M. Hong at (202) 419-8429.

Very truly yours, /s/Jessica D. Burt Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esq.